August 27, 2020

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Harbor Funds (the "Trust")

File Nos. 33-5852 and 811-4676

Ladies and Gentlemen:

Attached for filing on behalf of Harbor Emerging Markets Equity Fund (the "Fund") pursuant to the Securities Act of 1933, as amended, and Rule 497(e) thereunder and the Investment Company Act of 1940, as amended, are exhibits containing interactive data format of risk/return summary information included in the final form of supplement to the Fund's prospectus, filed pursuant to Rule 497(e) on August 13, 2020 (accession number 0001193125-20-218506).

If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (312) 443-4428.

Sincerely,

Jodie L. Crotteau

Assistant Secretary

Cc:	Christopher P. Harvey, Esq.
Stephanie Capistron, Esq.
Dechert LLP
Charles F. McCain, Esq.
Anmarie S. Kolinski
Erik D. Ojala, Esq.
Diana R. Podgorny, Esq.
Harbor Funds

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.